Stock Based Compensation (Details 2) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of information about stock options outstanding
Number of shares, Options Outstanding	725,952	825,214	253,077
Weighted average remaining contractual years, Option outstanding	6 years 10 months 21 days
Weighted Average Exercise Price, Option Outstanding	$ 3.82	$ 4.62	$ 6.28
Number of Shares, Option exercisable	605,419
Weighted Average exercise Price, Options Exercisable	$ 3.76
$0.40 [Member]
Summary of information about stock options outstanding
Exercise Price, Options Outstanding	$ 0.40
Number of shares, Options Outstanding	15,000
Weighted average remaining contractual years, Option outstanding	7 years 3 months 29 days
Weighted Average Exercise Price, Option Outstanding
Number of Shares, Option exercisable	15,000
Weighted Average exercise Price, Options Exercisable
$2.20 [Member]
Summary of information about stock options outstanding
Exercise Price, Options Outstanding	$ 2.20
Number of shares, Options Outstanding	110,000
Weighted average remaining contractual years, Option outstanding	6 years 2 months 1 day
Weighted Average Exercise Price, Option Outstanding
Number of Shares, Option exercisable	110,000
Weighted Average exercise Price, Options Exercisable
$3.00 [Member]
Summary of information about stock options outstanding
Exercise Price, Options Outstanding	$ 3.00
Number of shares, Options Outstanding	312,500
Weighted average remaining contractual years, Option outstanding	8 years 2 months 16 days
Weighted Average Exercise Price, Option Outstanding
Number of Shares, Option exercisable	312,500
Weighted Average exercise Price, Options Exercisable
$4.00 [Member]
Summary of information about stock options outstanding
Exercise Price, Options Outstanding	$ 4.00
Number of shares, Options Outstanding	7,500
Weighted average remaining contractual years, Option outstanding	10 months 13 days
Weighted Average Exercise Price, Option Outstanding
Number of Shares, Option exercisable	7,500
Weighted Average exercise Price, Options Exercisable
$5.00 [Member]
Summary of information about stock options outstanding
Exercise Price, Options Outstanding	$ 5.00
Number of shares, Options Outstanding	183,500
Weighted average remaining contractual years, Option outstanding	6 years 11 months 19 days
Weighted Average Exercise Price, Option Outstanding
Number of Shares, Option exercisable	62,967
Weighted Average exercise Price, Options Exercisable
$11.42 [Member]
Summary of information about stock options outstanding
Exercise Price, Options Outstanding	$ 11.42
Number of shares, Options Outstanding	97,452
Weighted average remaining contractual years, Option outstanding	3 years 8 months 16 days
Weighted Average Exercise Price, Option Outstanding
Number of Shares, Option exercisable	97,452
Weighted Average exercise Price, Options Exercisable